Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jan. 31, 2024
Accounting Policies [Abstract]
Schedule of Fair Value of Financial Instruments

		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant and convertible note derivative liabilities at July 31, 2024	$3,435,386	–	–	$3,435,386
Warrant and convertible note derivative liabilities at January 31, 2024	$2,547,458	–	–	$2,547,458

Schedule of Reconciliation of Weighted Average Shares Outstanding

A reconciliation of the weighted average shares outstanding used in basic and diluted earnings per share computation is as follows:

	For the Three Months Ended		For the Six Months Ended
	July 31,		July 31,
	2024	2023	2024	2023
Basic income (loss) per common share
Net income (loss) available to common shareholders	$1,149,145	$(203,379)	$1,460,526	$(321,958)
Derivative (gain) loss associated with convertible debt	(1,642,566)	-	(2,493,598)	-
Interest expense associated with convertible debt	(75,319)	-	(96,853)	-
Net income (loss) for dilutive calculation	$(568,740)	$(203,379)	$(1,129,925)	$(321,958)

Weighted average common shares outstanding	49,912,073	22,328,160	49,889,604	20,806,755
Dilutive effect of convertible debt	575,758	-	575,758	-
Dilutive effect of common stock warrants	10,285,478	-	10,700,692	-
Dilutive effect of common stock options	1,770,068	-	1,938,044	-
Weighted average shares outstanding for diluted net income (loss) per share	62,543,377	22,328,160	63,104,098	20,806,755